Loans Measured at Amortized Cost - Summary of Loans for other Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ 9,749,786	₩ 8,324,734
Loans measured at amortized cost
Details Of Loans Other Than Banks [Line Items]
Loans to banks	9,751,737	8,325,177
Allowances for credit losses
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ (1,951)	₩ (443)